Accumulated Other Comprehensive Loss and Other Comprehensive Income (Loss) - Summary of Reclassification out of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Amortization of net actuarial loss, Pre-Tax Amount		$ 20.9	$ 56.4	$ 379.7	[1]
Amortization of net actuarial loss, Tax		(5.9)	(20.4)	(143.2)	[1]
Amortization and settlement recognition of net actuarial loss, included in pension cost		15.0	36.0	236.5	[1]
Amortization of prior service credits (costs), Pre-Tax Amount		0.3	(0.4)	1.8
Amortization of prior service credits (costs), Tax		(0.1)	0.2	(0.7)
Amortization of prior service credits (costs), Net of Tax		0.2	(0.2)	1.1
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Sale of HH&B, before Tax			4.2
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Sale of HH&B, Tax			1.3
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Sale of HH&B, Net of Tax		0.0	2.9	0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale of HH&B, before Tax			26.8
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale of HH&B, Tax			0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale of HH&B, Net of Tax		0.0	26.8	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax		0.7	(0.8)	1.9
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax		(0.2)	0.3	(0.7)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax		0.5	(0.5)	1.2
Available for sale security, before Tax		(1.5)
Available for sale security, Tax		0.0
Available for sale security, Net of Tax		(1.5)	0.0	$ 0.0
Parent [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Amortization of net actuarial loss, Pre-Tax Amount	[2]	20.9	(56.3)
Amortization of net actuarial loss, Tax	[2]	(5.9)	20.4
Amortization and settlement recognition of net actuarial loss, included in pension cost	[2]	15.0	(35.9)
Amortization of prior service credits (costs), Pre-Tax Amount	[2],[3]	0.3	0.5
Amortization of prior service credits (costs), Tax	[2],[3]	(0.1)	(0.2)
Amortization of prior service credits (costs), Net of Tax	[2],[3]	0.2	0.3
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Sale of HH&B, before Tax	[2],[4]		(4.2)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Sale of HH&B, Tax	[2],[4]		1.3
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Sale of HH&B, Net of Tax	[2],[4]		(2.9)
Defined Benefit Plans, before Tax	[2]	21.2	(60.0)
Defined Benefit Plans, Tax	[2]	(6.0)	21.5
Defined Benefit Plans, Net of Tax	[2]	15.2	(38.5)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale of HH&B, before Tax	[2],[4]		(26.8)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale of HH&B, Tax	[2],[4]		0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale of HH&B, Net of Tax	[2],[4]		(26.8)
Available for sale security, before Tax	[2]	(1.5)
Available for sale security, Tax	[2]	0.0
Available for sale security, Net of Tax	[2]	(1.5)
Total Reclassifications From Other Comprehensive Income Before Tax	[2]	20.4	(86.0)
Total Reclassifications From Other Comprehensive Income Tax Portion	[2]	(6.2)	21.2
Total Reclassifications From Other Comprehensive Income Net of Tax	[2]	14.2	(64.8)
Parent [Member] | Foreign Exchange Contract [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax	[2],[5]	0.7	0.8
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	[2],[5]	(0.2)	(0.3)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	[2],[5]	$ 0.5	$ 0.5

[1]	Includes pension risk transfer expense.
[2]	Amounts in parentheses indicate charges to earnings. Amounts pertaining to noncontrolling interests are excluded.
[3]	All amounts are net of tax and noncontrolling interest
[4]	Included in gain on sale of HH&B.
[5]	These accumulated other comprehensive income components are included in net sales.